Long-Term Debt, Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Long-Term Debt [Abstract]
Long-term debt	$ 54,144
Less unamortized deferred financing costs	(360)	$ (434)
Total debt, net of deferred financing costs	53,784	57,666
Current [Abstract]
Less current portion of unamortized deferred finance costs	(133)	(143)
Current portion of long-term debt, net of deferred finance costs	7,777	7,768
Non-current [Abstract]
Less non-current portion of unamortized deferred finance costs	(227)	(291)
Non-current portion of long-term debt, net of deferred finance costs	46,007	49,898
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Long-term debt	26,272	28,142
Current [Abstract]
Current portion of long-term debt	3,739	3,740
Non-current [Abstract]
Non-current portion of long-term debt	22,533	24,402
Piraeus Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Long-term debt	27,872	29,958
Current [Abstract]
Current portion of long-term debt	4,171	4,171
Non-current [Abstract]
Non-current portion of long-term debt	$ 23,701	$ 25,787